SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	SUBSEQUENT EVENTS
On February 3, 2025, the Company's Board of Directors decided to initiate the process of applying for a voluntarily delisting of the shares on Oslo Stock Exchange. The application to delist from Oslo Stock Exchange will require a resolution from the Annual General Meeting. It is the intention of the Company to recommend such proposal on the agenda for the 2025 Annual General Meeting. The cost of maintaining the dual listing on Oslo Stock Exchange has increased following EU's implementation of the Central Securities Depository Regulation ("CSDR") in 2022 and we expect that the costs will further increase by the implementation of EU's Corporate Sustainability Reporting Directive ("CSRD"). We believe that maintaining a single listing on the NYSE aligns with the best interests of the Company and its shareholders, supporting our efforts to streamline operations. Delisting the shares from Oslo Stock Exchange will reduce regulatory overlap, simplify compliance, and lower costs associated with managing a dual listed structure. The delisting of the shares from Oslo Stock Exchange will not compromise shareholder protections or access to information. The New York Stock Exchange listing, together with the regulations of the U.S. Securities and Exchange Commission (SEC), offer safeguards for shareholder interests through securities laws and disclosure and governance requirements. More information on the proposal to apply for a delisting will be provided in the Notice to the Annual General Meeting.

On February 3, 2025, the Company’s Board of Directors declared a cash distribution for the fourth quarter of 2024 of $0.75 per share. The distribution will be made from the Company’s Contributed Surplus account, which consists of previously paid in share premium transferred from the Company’s Additional Paid In Capital account. This dividend will be paid on or around March 5, 2025, to shareholders on record as of February 20, 2025. The ex-dividend date was February 20, 2025.

All declarations of dividends are subject to the determination and discretion of the Company’s Board of Directors based on its consideration of various factors, including the Company’s results of operations, financial condition, level of indebtedness, anticipated capital requirements, contractual restrictions, restrictions in its debt agreements, restrictions under applicable law, its business prospects and other factors that the Board of Directors may deem relevant.